Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000016557 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000016557 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016557 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016557 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016557 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016557 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016557 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016557 | BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016557 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016557 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016557 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016557 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016557 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016557 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016557 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016557 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016557 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016557 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016557 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016557 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016557 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016557 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016557 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016557 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016557 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016557 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016557 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016557 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016557 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016557 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016557 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016557 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016557 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016557 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016557 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016560 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000016560 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016560 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016560 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016560 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016560 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016560 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016560 | BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016560 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016560 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016560 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016560 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016560 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016560 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016560 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016560 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016560 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016560 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016560 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016560 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016560 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016560 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016560 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016560 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016560 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016560 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016560 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016560 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016560 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016560 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016560 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016560 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016560 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016560 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016560 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205760 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000205760 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205760 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205760 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205760 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205760 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205760 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205760 | BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205760 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205760 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205760 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205760 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205760 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000205760 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000205760 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000205760 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000205760 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205760 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205760 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205760 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205760 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205760 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205760 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000205760 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000205760 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000205760 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205760 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205760 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205760 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205760 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205760 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205760 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000205760 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205760 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205760 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016561 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000016561 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000016561 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016561 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016561 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016561 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016561 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016561 | BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016561 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016561 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016561 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016561 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016561 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016561 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016561 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016561 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016561 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016561 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016561 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016561 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016561 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016561 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016561 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000016561 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000016561 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016561 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016561 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016561 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016561 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016561 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016561 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016561 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000016561 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016561 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016561 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063926 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000063926 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000063926 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063926 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000063926 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063926 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063926 | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063926 | BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063926 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063926 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063926 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000063926 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063926 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000063926 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000063926 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000063926 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063926 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063926 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063926 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063926 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063926 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063926 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063926 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000063926 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000063926 | India
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000063926 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063926 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063926 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063926 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063926 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063926 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063926 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000063926 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063926 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063926 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%